Aug. 30, 2017
Class A Prospectus | Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund)
Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund)
Victory Funds Victory NewBridge Large Cap Growth Fund Supplement dated August 30, 2017 to the Prospectus dated March 1, 2017 (“Prospectus”)
The following sentence relating to Class A shares is added after the first sentence in footnote 3 to the Annual Fund Operating Expenses table appearing on Page 1 of the Prospectus, effective as of September 1, 2017:

In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class A shares do not exceed 1.36% until at least February 28, 2019.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.